MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Private Equity Funds) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Private Equity Funds Formed During the Period [Line Items]
Investments	$ 1,121,545	$ 1,253,266	$ 1,211,684
Private Equity Funds [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	20,059,994
Investments	677,366
Percent of Capital Commitments Drawn	88.40%
Capital commitments period	3 years
Private Equity Funds [Member] | Other Funds [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	819,106
Private Equity Funds [Member] | Fortress's Affiliates [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	1,552,845
Private Equity Funds [Member] | Fortress [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	685,843
Private Equity Funds [Member] | Parent and Affiliates [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	2,238,688
Private Equity Funds [Member] | Minimum [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Annual management fees rate	1.00%
Incentive Income	10.00%
Incentive Income Threshold Return	8.00%
Private Equity Funds [Member] | Maximum [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Annual management fees rate	1.50%
Incentive Income	20.00%
Incentive Income Threshold Return	10.00%
Private Equity Funds [Member] | Weighted Average [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Annual management fees rate	1.20%
Incentive Income	19.70%
Incentive Income Threshold Return	8.20%
Private Equity Funds [Member] | Employees, former employees and BOD Members [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	165,637
Private Equity Funds [Member] | Principals [Member]
Schedule of Private Equity Funds Formed During the Period [Line Items]
Capital commitments	$ 568,102